Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.10%
Aerospace & Defense–2.80%
General Dynamics Corp.	16,606	$3,255,274
Raytheon Technologies Corp.	115,551	9,932,764
		13,188,038
Agricultural & Farm Machinery–0.98%
Deere & Co.	13,811	4,627,652
Air Freight & Logistics–1.02%
United Parcel Service, Inc., Class B	26,372	4,802,341
Apparel Retail–1.91%
Gap, Inc. (The)	99,845	2,266,481
TJX Cos., Inc. (The)	101,515	6,697,960
		8,964,441
Apparel, Accessories & Luxury Goods–0.55%
Columbia Sportswear Co.	27,233	2,610,011
Asset Management & Custody Banks–1.08%
State Street Corp.	59,788	5,065,239
Brewers–2.03%
Anheuser-Busch InBev S.A./N.V. (Belgium)	61,541	3,475,716
Heineken N.V. (Netherlands)	58,400	6,070,838
		9,546,554
Cable & Satellite–2.58%
Comcast Corp., Class A	216,938	12,133,342
Communications Equipment–2.36%
Cisco Systems, Inc.	204,180	11,113,517
Consumer Finance–1.65%
American Express Co.	46,217	7,742,734
Data Processing & Outsourced Services–2.21%
Automatic Data Processing, Inc.	22,545	4,507,196
Fidelity National Information Services, Inc.	48,512	5,902,941
		10,410,137
Diversified Banks–2.61%
Bank of America Corp.	288,839	12,261,216
Diversified Chemicals–0.73%
BASF SE (Germany)	45,099	3,436,217
Electric Utilities–4.32%
American Electric Power Co., Inc.	52,952	4,298,644
Entergy Corp.	93,868	9,322,031
Exelon Corp.	139,103	6,724,239
		20,344,914
Electrical Components & Equipment–1.86%
ABB Ltd. (Switzerland)	134,592	4,486,239
Emerson Electric Co.	45,223	4,260,007
		8,746,246
Shares		Value
Electronic Manufacturing Services–0.49%
TE Connectivity Ltd.	16,702	$2,291,848
Fertilizers & Agricultural Chemicals–0.64%
Nutrien Ltd. (Canada)	46,217	2,999,763
General Merchandise Stores–1.97%
Target Corp.	40,508	9,267,015
Gold–0.73%
Newmont Corp.	63,175	3,430,403
Health Care Equipment–3.23%
Becton, Dickinson and Co.	22,936	5,638,128
Medtronic PLC	76,297	9,563,829
		15,201,957
Health Care Services–1.85%
CVS Health Corp.	102,470	8,695,604
Hypermarkets & Super Centers–2.18%
Walmart, Inc.	73,482	10,241,921
Industrial Conglomerates–0.99%
3M Co.	26,436	4,637,403
Industrial Machinery–2.95%
Flowserve Corp.	134,421	4,660,376
Pentair PLC	71,037	5,159,417
Stanley Black & Decker, Inc.	23,163	4,060,706
		13,880,499
Integrated Oil & Gas–2.35%
Chevron Corp.	49,901	5,062,456
TotalEnergies SE (France)	125,203	5,999,613
		11,062,069
Integrated Telecommunication Services–2.96%
AT&T, Inc.	316,885	8,559,064
Deutsche Telekom AG (Germany)	266,621	5,375,655
		13,934,719
Investment Banking & Brokerage–1.72%
Charles Schwab Corp. (The)	111,275	8,105,271
IT Consulting & Other Services–2.84%
Cognizant Technology Solutions Corp., Class A	78,098	5,795,653
International Business Machines Corp.	54,497	7,571,268
		13,366,921
Managed Health Care–1.42%
Anthem, Inc.	17,937	6,686,914
Motorcycle Manufacturers–0.17%
Harley-Davidson, Inc.	22,302	816,476
Movies & Entertainment–1.01%
Walt Disney Co. (The)(b)	27,965	4,730,839

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Multi-line Insurance–2.65%
Hartford Financial Services Group, Inc. (The)	177,492	$12,468,813
Multi-Utilities–1.79%
Dominion Energy, Inc.	115,503	8,434,029
Oil & Gas Exploration & Production–3.75%
ConocoPhillips	175,645	11,903,461
Pioneer Natural Resources Co.	34,323	5,715,123
		17,618,584
Packaged Foods & Meats–4.27%
Campbell Soup Co.	135,048	5,646,357
Kraft Heinz Co. (The)	172,396	6,347,621
Nestle S.A. (Switzerland)	67,300	8,097,462
		20,091,440
Paper Packaging–1.92%
Avery Dennison Corp.	13,011	2,696,010
International Paper Co.	65,736	3,675,957
Sonoco Products Co.	44,614	2,658,102
		9,030,069
Personal Products–0.90%
L’Oreal S.A. (France)	10,309	4,254,754
Pharmaceuticals–8.01%
Bristol-Myers Squibb Co.	87,575	5,181,813
Eli Lilly and Co.	29,101	6,723,786
Johnson & Johnson	90,613	14,633,999
Merck & Co., Inc.	148,051	11,120,111
		37,659,709
Property & Casualty Insurance–2.17%
Travelers Cos., Inc. (The)	67,038	10,190,446
Regional Banks–8.40%
Comerica, Inc.	95,941	7,723,250
Cullen/Frost Bankers, Inc.	40,803	4,840,052
Fifth Third Bancorp	120,922	5,131,930
Shares		Value
Regional Banks–(continued)
M&T Bank Corp.	55,157	$8,237,146
PNC Financial Services Group, Inc. (The)	30,239	5,915,958
Zions Bancorporation N.A.	124,027	7,676,031
		39,524,367
Restaurants–1.76%
Darden Restaurants, Inc.	16,025	2,427,307
McDonald’s Corp.	24,199	5,834,621
		8,261,928
Semiconductors–1.61%
Broadcom, Inc.	10,507	5,095,159
Microchip Technology, Inc.	16,210	2,488,073
		7,583,232
Soft Drinks–1.55%
Coca-Cola Co. (The)	138,695	7,277,327
Specialized REITs–1.14%
Weyerhaeuser Co.	150,635	5,358,087
Specialty Chemicals–0.99%
DuPont de Nemours, Inc.	68,508	4,657,859
Total Common Stocks & Other Equity Interests (Cost $346,027,432)		456,752,865

Money Market Funds–2.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,329,077	3,329,077
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,278,547	4,280,257
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	3,804,659	3,804,659
Total Money Market Funds (Cost $11,412,753)		11,413,993
TOTAL INVESTMENTS IN SECURITIES–99.53% (Cost $357,440,185)		468,166,858
OTHER ASSETS LESS LIABILITIES—0.47%		2,203,385
NET ASSETS–100.00%		$470,370,243
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,256,244	$23,915,490	$(25,842,657)	$-	$-	$3,329,077	$1,146
Invesco Liquid Assets Portfolio, Institutional Class	5,597,164	17,082,493	(18,399,959)	416	143	4,280,257	761
Invesco Treasury Portfolio, Institutional Class	6,007,135	27,331,989	(29,534,465)	-	-	3,804,659	481
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,203,439	$(2,203,439)	$-	$-	$-	$2*
Invesco Private Prime Fund	-	3,437,363	(3,437,363)	-	-	-	28*
Total	$16,860,543	$73,970,774	$(79,417,883)	$416	$143	$11,413,993	$2,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$415,556,371	$41,196,494	$—	$456,752,865
Money Market Funds	11,413,993	—	—	11,413,993
Total Investments	$426,970,364	$41,196,494	$—	$468,166,858
Invesco V.I. Diversified Dividend Fund